Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 375,856	$ 322,656	$ 281,488
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	346	70	228
Depreciation expense	45,603	50,565	43,436
Amortization of operating right-use-assets	30,372
Amortization of intangibles	15,947	15,351	17,861
Amortization of government grants	(44)	(47)	(44)
Interest on short term investments	(1,065)	(1,329)	(1,088)
Realized gain on sale of short term investments	(55)	(56)	(112)
Interest on operating lease liability	2,626
Loss/(gain) on re-measurement of financial assets	800	(800)	0
Amortization of gain on interest rate hedge	(923)	(923)	(923)
Amortization of financing costs	540	812	556
Stock compensation expense	26,819	31,594	30,573
Deferred tax (benefit)/expense	(1,537)	1,652	10,729
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(101,545)	(37,557)	57,747
Increase in unbilled revenue	(55,790)	(98,510)	(62,491)
Decrease in other receivables	2,513	3,107	1,771
(Increase)/decrease in prepayments and other current assets	(3,583)	(3,237)	4,359
(Increase)/decrease in other non-current assets	(2,912)	856	(1,524)
Increase/(decrease) in unearned revenue	86,567	(6,253)	(7,174)
Increase in other current liabilities	19,864	2,009	6,679
Decrease in operating lease liabilities	(33,437)
Increase/(decrease) in other non-current liabilities	1,405	(1,034)	(3,710)
Increase/(decrease) in income taxes payable	734	(5,220)	(2,293)
Increase/(decrease) in accounts payable	3,440	(5,067)	7,014
Net cash provided by operating activities	412,541	268,639	383,082
Cash flows from investing activities:
Purchase of property, plant and equipment	(50,645)	(48,397)	(44,717)
Purchase of subsidiary undertakings	(131,272)	(1,645)	(144,131)
Cash acquired with subsidiary undertaking	11,697	0	19,649
Sale of available for sale investments	21,686	99,865	33,086
Purchase of available for sale investments	(9,603)	(80,956)	(41,701)
Purchase of investments in equity - long term	(3,890)	(6,163)	0	$ (10,100)
Net cash used in investing activities	(162,027)	(37,296)	(177,814)
Cash flows from financing activities:
Financing costs	0	(823)	0
Proceeds from the exercise of equity compensation	21,645	16,842	13,950
Share issue costs	(13)	(16)	(15)
Repurchase of ordinary shares	(146,931)	(128,960)	(133,106)
Share repurchase costs	(107)	(66)	(106)
Net cash used in financing activities	(125,406)	(113,023)	(119,277)
Effect of exchange rate movements on cash	(650)	(5,328)	4,327
Net increase in cash and cash equivalents	124,458	112,992	90,318
Cash and cash equivalents at beginning of year	395,851	282,859	192,541	282,859
Cash and cash equivalents at end of year	$ 520,309	$ 395,851	$ 282,859	$ 520,309